Summary of significant accounting policies - Basis of preparation (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Going concern
Cash resources		£ 73,549,000		£ 76,019,000
Borrowings		546,621,000		613,296,000
Trawlers Limited
Going concern
Investment to be made into club | $	$ 100,000,000
Senior secured notes
Going concern
Principal amount / Notional amount | $	425,000,000		$ 425,000,000
Borrowings		334,538,000		332,112,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $	$ 225,000,000		$ 225,000,000
Borrowings		176,509,000		175,223,000
Revolving facilities
Going concern
Undrawn borrowing facilities		270,000,000		200,000,000
Principal amount / Notional amount		300,000,000
Borrowings		£ 30,000,000		£ 100,000,000